Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory
Schedule of inventory

	December 31,	December 31,
	2023	2024
Raw materials	2,245,076	2,273,991
Work in process	90,035	141,195
Finished Goods	2,646,287	4,291,167
Merchandise	480,174	626,772
Less: inventory provision	(183,846)	(245,902)
Total	5,277,726	7,087,223